Other current liabilities - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Miscellaneous current liabilities [abstract]
- Advances from customers	$ 2,192	$ 1,694
Revenue recognized from advances from invoiced customers	$ 1,500	$ 5,342
Liability balance for advance invoiced customers			$ 5,447